CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2020	Jul. 06, 2020	Dec. 31, 2019	Jul. 06, 2019	Jul. 05, 2019	May 13, 2019	Dec. 04, 2018
CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value	$ 0.0005		$ 0.0005	$ 0.0005	$ 0.01	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000		100,000,000	100,000,000	5,000,000		5,000,000
Ordinary shares, shares issued	20,400,000	20,400,000	20,400,000	2,040	102
Ordinary shares, shares outstanding	20,400,000	20,400,000	20,400,000